Acquisitions and disposals (Details Narrative) shares in Millions, $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Apr. 11, 2023 USD ($) shares	Jun. 22, 2023	Nov. 23, 2022 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Mar. 28, 2023 USD ($) ft²	Feb. 28, 2023 USD ($) ft²	Aug. 18, 2022 USD ($)	Aug. 17, 2022 USD ($) ft²
Statement [Line Items]
Sales of property				$ 22,644	$ 56,001	$ 64,107
Sale of Boston Tower building [Member]
Statement [Line Items]
Covering a total area | ft²							5,922	2,394		3,582
Transaction price							$ 58.7	$ 22.5		$ 12.6
Zetol Sell Of Plot And Boating Trust Interest [Member]
Statement [Line Items]
Sales of property			$ 8.0
Payment of equivalent			6.0
Account receivable			$ 2.0
Descripton of sale			a novation agreement was made between Zetol and the Trust, substituting the receivable of USD 2 million that Zetol had for the sale of the plot, becoming trustor and beneficiary of the trust that will carry out the real estate development. Due to this, Zetol has the right to receive the net proceeds from the sale of units, equivalent to 791.7 square meters
Purchase Of Rundel Global Ltd Preferred shares [Member]
Statement [Line Items]
Purchase Series A preferred shares | shares	573,442
Purchase Series A preferred amount	$ 2.8
Purchase Of We Are Appas Common Shares [Member]
Statement [Line Items]
Purchase of common shares description		IRSA purchased We Are Appa´s common-shares equivalent to 5.04% of the capital share. The operation was agreed for USD 115,000, equivalent to ARS 55.3 million
Barter Transaction Cordoba [Member]
Statement [Line Items]
Transaction price									$ 2.0
Barter Transaction Air Space Coto Tower 2 [Member]
Statement [Line Items]
Cash received				15,250
Purchase Of Property On Paseo Colon Avenue [Member]
Statement [Line Items]
Purchase price of property				$ 1,435